JPMorgan Sustainable Infrastructure ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Australia — 3.6%
Goodman Group, REIT	39,444	545,399
NEXTDC Ltd. *	30,111	258,428
Ramsay Health Care Ltd.	2,888	114,446
		918,273
Austria — 0.9%
Verbund AG	2,815	233,242
Belgium — 1.3%
Elia Group SA/NV	1,211	149,104
Warehouses De Pauw CVA, REIT	5,662	167,297
		316,401
Brazil — 2.1%
Transmissora Alianca de Energia Eletrica S/A	68,067	520,929
Canada — 3.5%
Canadian National Railway Co.	7,295	884,373
China — 2.9%
China Longyuan Power Group Corp. Ltd., Class H	155,000	150,064
Contemporary Amperex Technology Co. Ltd., Class A	4,120	137,349
NARI Technology Co. Ltd., Class A	128,740	438,418
		725,831
France — 6.3%
Engie SA	60,151	986,797
Getlink SE	13,789	242,374
Neoen SA (a)	3,481	114,460
Veolia Environnement SA	8,193	266,755
		1,610,386
Germany — 4.8%
E.ON SE	27,347	345,949
Encavis AG *	6,881	115,379
Vonovia SE	32,625	760,162
		1,221,490
Italy — 3.8%
Enel SpA	34,151	235,478
Infrastrutture Wireless Italiane SpA (a)	11,961	150,000
Terna - Rete Elettrica Nazionale	69,004	583,015
		968,493
Japan — 1.0%
Kurita Water Industries Ltd.	6,400	257,377
Netherlands — 0.8%
Alfen N.V. * (a)	3,055	211,996
Singapore — 0.7%
Parkway Life, REIT	64,000	186,785
South Korea — 2.1%
Samsung SDI Co. Ltd.	997	520,439

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 12.2%
Cellnex Telecom SA (a)	17,790	726,527
Corp. ACCIONA Energias Renovables SA	11,899	374,530
EDP Renovaveis SA	14,756	281,853
Endesa SA	25,424	544,909
Iberdrola SA	68,786	858,555
Solaria Energia y Medio Ambiente SA *	20,076	314,014
		3,100,388
United Kingdom — 14.1%
Assura plc, REIT	646,889	393,175
Grainger plc	130,626	422,115
LondonMetric Property plc, REIT	126,059	299,060
National Grid plc	36,376	482,158
Severn Trent plc	11,038	361,758
SSE plc	46,526	1,006,039
UNITE Group plc (The), REIT	48,864	610,095
		3,574,400
United States — 38.1%
Alexandria Real Estate Equities, Inc., REIT	6,410	805,609
American Tower Corp., REIT	1,763	335,517
CMS Energy Corp.	7,600	464,132
Digital Realty Trust, Inc., REIT	6,844	852,899
Equinix, Inc., REIT	512	414,679
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5,274	137,704
HCA Healthcare, Inc.	2,339	638,103
Itron, Inc. *	2,882	226,727
NextEra Energy, Inc.	3,544	259,775
Norfolk Southern Corp.	1,902	444,288
PG&E Corp. *	21,429	377,365
Physicians Realty Trust, REIT	13,406	197,605
Prologis, Inc., REIT	3,592	448,102
Public Service Enterprise Group, Inc.	6,088	384,275
SBA Communications Corp., REIT	1,115	244,129
Sempra	2,609	388,793
Skyline Champion Corp. *	2,470	172,060
SolarEdge Technologies, Inc. *	1,718	414,828
Union Pacific Corp.	3,517	816,014
Ventas, Inc., REIT	2,801	135,905
Welltower, Inc., REIT	4,349	357,270
Weyerhaeuser Co., REIT	11,881	404,667
Xylem, Inc.	6,784	764,896
		9,685,342
Total Common Stocks (Cost $24,143,343)		24,936,145
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c)(Cost $343,920)	343,852	343,920

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.5% (Cost $24,487,263)		25,280,065
Other Assets Less Liabilities — 0.5%		121,291
NET ASSETS — 100.0%		25,401,356

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	18.9%
Multi-Utilities	13.1
Specialized REITs	8.9
Ground Transportation	8.5
Industrial REITs	5.8
Independent Power and Renewable Electricity Producers	5.3
Health Care REITs	5.0
Real Estate Management & Development	4.7
Machinery	4.0
Diversified Telecommunication Services	3.5
Office REITs	3.2
Electrical Equipment	3.1
Health Care Providers & Services	3.0
Electronic Equipment, Instruments & Components	3.0
Residential REITs	2.4
Semiconductors & Semiconductor Equipment	1.6
Water Utilities	1.4
IT Services	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	1.2
Short-Term Investments	1.4

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$918,273	$—	$918,273
Austria	—	233,242	—	233,242
Belgium	—	316,401	—	316,401
Brazil	520,929	—	—	520,929
Canada	884,373	—	—	884,373
China	—	725,831	—	725,831
France	—	1,610,386	—	1,610,386
Germany	—	1,221,490	—	1,221,490

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$968,493	$—	$968,493
Japan	—	257,377	—	257,377
Netherlands	—	211,996	—	211,996
Singapore	—	186,785	—	186,785
South Korea	—	520,439	—	520,439
Spain	—	3,100,388	—	3,100,388
United Kingdom	815,290	2,759,110	—	3,574,400
United States	9,685,342	—	—	9,685,342
Total Common Stocks	11,905,934	13,030,211	—	24,936,145
Short-Term Investments
Investment Companies	343,920	—	—	343,920
Total Investments in Securities	$12,249,854	$13,030,211	$—	$25,280,065
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$109,193	$2,343,651	$2,108,916	$(41)	$33	$343,920	343,852	$8,200	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.